Revenues from Contracts with Customers - Summary of Contract Balances (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Trade and other receivables	€ 7,145.6	€ 12,381.7
Contract liabilities	125.5	195.1
Refund liabilities	€ 24.4	€ 90.0